United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Quarter ended 01/31/2011

Item 1.                      Schedule of Investments

Federated Muni and Stock Advantage Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount or Shares		Value
	COMMON STOCKS – 44.3%
	Consumer Discretionary – 1.7%
63,700	Cinemark Holdings, Inc.	1,079,715
12,355	Genuine Parts Co.	639,371
143,470	Leggett and Platt, Inc.	3,232,379
30,200	National CineMedia, Inc.	532,728
202,920	Regal Entertainment Group	2,467,507
	TOTAL	7,951,700
	Consumer Staples – 7.2%
268,605	Altria Group, Inc.	6,314,904
21,850	British American Tobacco PLC, ADR	1,619,522
48,100	ConAgra Foods, Inc.	1,074,073
444,795	Foster's Group Ltd., ADR	2,490,852
91,100	Heinz (H.J.) Co.	4,327,250
27,390	Imperial Tobacco Group PLC, ADR	1,565,886
59,980	Kimberly-Clark Corp.	3,882,505
107,320	Philip Morris International, Inc.	6,142,997
214,600	Reynolds American, Inc.	6,826,426
	TOTAL	34,244,415
	Energy – 6.5%
43,460	ARC Resources Ltd.	1,081,997
22,220	Baytex Energy Corp.	1,095,966
37,260	Bonavista Energy Corp.	1,098,804
61,535	Chevron Corp.	5,841,518
85,015	ConocoPhillips	6,075,172
24,145	Crescent Point Energy Corp.	1,066,976
66,325	ENI SpA, ADR	3,150,437
49,030	Royal Dutch Shell PLC, ADR	3,480,640
94,860	Ship Finance International Ltd.	1,898,149
81,630	Total SA, ADR	4,797,395
22,535	Vermilion Energy, Inc.	1,065,819
	TOTAL	30,652,873
	Financials – 4.5%
146,200	Cincinnati Financial Corp.	4,684,248
369,100	Hudson City Bancorp, Inc.	4,052,718
24,590	M & T Bank Corp.	2,126,297
102,300	Mercury General Corp.	4,342,635
73,437	NYSE Euronext	2,336,031
198,600	Old Republic International Corp.	2,428,878
37,405	Sun Life Financial, Inc.	1,178,258
	TOTAL	21,149,065
	Health Care – 6.5%
91,335	AstraZeneca Group PLC, ADR	4,466,282
30,800	Bayer AG, ADR	2,278,584
197,550	Bristol-Myers Squibb Co.	4,974,309
137,100	GlaxoSmithKline PLC, ADR	4,980,843
8,635	Johnson & Johnson	516,114

Principal Amount or Shares		Value
132,255	Lilly (Eli) & Co.	4,598,506
110,690	Merck & Co., Inc.	3,671,587
281,080	Pfizer, Inc.	5,121,278
	TOTAL	30,607,503
	Industrials – 2.8%
53,260	BAE Systems PLC, ADR	1,164,796
96,640	Deluxe Corp.	2,362,848
126,815	Donnelley (R.R.) & Sons Co.	2,247,162
262,795	General Electric Co.	5,292,691
13,495	Lockheed Martin Corp.	1,074,202
44,900	Pitney Bowes, Inc.	1,090,172
	TOTAL	13,231,871
	Information Technology – 1.3%
78,000	Maxim Integrated Products, Inc.	2,013,960
72,140	Microchip Technology, Inc.	2,630,946
100,690	Nokia Oyj, ADR, Class A	1,077,383
17,605	Paychex, Inc.	563,360
	TOTAL	6,285,649
	Materials – 1.5%
157,400	CRH PLC, ADR	3,432,894
44,435	MeadWestvaco Corp.	1,272,174
108,885	RPM International, Inc.	2,551,176
	TOTAL	7,256,244
	Telecommunication Services – 7.7%
264,380	AT&T, Inc.	7,275,738
191,165	BCE, Inc.	6,945,024
177,265	CenturyLink, Inc.	7,664,939
322,211	Deutsche Telekom AG-ADR	4,291,850
227,040	Verizon Communications	8,087,165
75,215	Vodafone Group PLC, ADR	2,133,097
	TOTAL	36,397,813
	Utilities – 4.6%
76,900	Ameren Corp.	2,181,653
87,915	DPL, Inc.	2,301,615
35,300	DTE Energy Co.	1,632,978
36,000	Entergy Corp.	2,598,120
29,800	FirstEnergy Corp.	1,165,776
107,530	National Grid PLC, ADR	4,843,151
187,500	NiSource, Inc.	3,491,250
32,400	Northeast Utilities Co.	1,066,608
67,085	PPL Corp.	1,730,122
28,930	Scottish & Southern Energy PLC, ADR	536,073
	TOTAL	21,547,346
	TOTAL COMMON STOCKS (IDENTIFIED COST $196,471,510)	209,324,479
	MUNICIPAL BONDS – 52.1%
	Alabama – 0.9%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	1,938,040
1,050,000	Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	974,221

Principal Amount or Shares		Value
$1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,284,156
	TOTAL	4,196,417
	Arizona – 1.1%
2,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,020,880
3,500,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2038	3,428,845
	TOTAL	5,449,725
	California – 4.4%
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	608,310
100,000	California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	101,296
2,000,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010M), 5.000%, 05/01/2016	2,243,460
3,000,000	California State, UT GO Bonds, 5.000%, 11/01/2022	3,021,300
2,500,000	California State, Various Purpose UT GO Bonds (Series 2010), 5.250%, 11/01/2040	2,273,175
100,000	California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	80,945
100,000	California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	78,026
300,000	Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.000%, 07/01/2026	298,077
1,390,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.000%, 01/01/2034	1,274,630
5,000,000	Regents of University of California, General Revenue Bonds (Series 2009O), 5.750%, 05/15/2029	5,335,350
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,088,080
1,000,000	Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	965,850
1,545,000	Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,516,077
	TOTAL	20,884,576
	Colorado – 1.3%
710,000	Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	638,602
495,000	Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	490,976
600,000	Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	556,110
430,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, (United States Treasury and Agency PRF 11/1/2018@100), 11/01/2027	505,775
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,181,866
1,250,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,445,037
1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,183,870
	TOTAL	6,002,236
	District of Columbia – 1.3%
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (Assured Guaranty Municipal Corp. INS), 06/01/2025	5,052,000
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,003,010
	TOTAL	6,055,010
	Florida – 2.8%
1,265,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375%, 10/01/2029	1,232,199
630,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	502,469
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	2,893,020
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,116,016

Principal Amount or Shares		Value
$1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.000%, 07/01/2040	1,132,400
355,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	317,050
3,000,000	Palm Beach County, FL, Public Improvement Revenue Bonds (Series 2008-2), 5.375%, 11/01/2028	3,090,720
1,670,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,206,157
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,372,500
480,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	410,722
	TOTAL	13,273,253
	Georgia – 2.5%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,238,600
1,310,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.000%, 01/01/2035	1,221,732
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,078,870
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	557,061
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	1,499,880
	TOTAL	11,596,143
	Guam – 0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	543,700
	Hawaii – 0.3%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,242,213
	Illinois – 2.3%
2,615,000	Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (Assured Guaranty Municipal Corp. INS), 07/01/2017	2,799,750
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,165,533
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	305,818
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	760,030
875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	760,305
625,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	490,787
1,000,000	Illinois Finance Authority, (Navistar International Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.500%, 10/15/2040	995,050
1,500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	1,364,130
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,099,548
	TOTAL	10,740,951
	Indiana – 0.7%
2,500,000	Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,142,025
2,500,000	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	949,500
	TOTAL	3,091,525
	Iowa – 0.1%
1,035,000	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	640,717
	Kansas – 0.5%
2,605,000	Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,456,333
	Louisiana – 0.4%
1,000,000	St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	1,000,910
1,000,000	St. John the Baptist Parish, LA, (Marathon Oil Corp.), Revenue Bonds (Series 2007A), 5.125%, 06/01/2037	922,010
	TOTAL	1,922,920

Principal Amount or Shares			Value
		Maryland – 0.4%
$530,000		Maryland State Economic Development Corp., (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	493,345
925,000		Maryland State Economic Development Corp., (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), 5.750%, 06/01/2035	851,241
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	460,505
		TOTAL	1,805,091
		Massachusetts – 1.8%
5,000,000		Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.250%, 07/01/2034	5,098,150
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,219,154
		TOTAL	8,317,304
		Michigan – 2.2%
4,370,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	3,951,704
2,000,000		Kalamazoo, MI Hospital Finance Authority, (Bronson Methodist Hospital), Hospital Revenue Bonds (Series 2006), 5.250%, (Assured Guaranty Municipal Corp. INS), 05/15/2036	1,835,020
2,500,000		Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	2,207,100
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,063,640
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,326,120
		TOTAL	10,383,584
		Missouri – 0.8%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,547,490
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,124,340
		TOTAL	3,671,830
		Nebraska – 0.1%
625,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2010A), 5.700%, 09/01/2031	626,794
		Nevada – 0.6%
495,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	320,706
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,053,000
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	121,625
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	284,531
		TOTAL	2,779,862
		New Jersey – 0.9%
770,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	789,543
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,473,462
		TOTAL	4,263,005
		New Mexico – 0.5%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.250%, 07/01/2034	2,044,960
500,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	513,810
		TOTAL	2,558,770
		New York – 5.1%
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	202,356
600,000		New York City Liberty Development Corp., (One Bryant Park LLC), Second Priority Liberty Revenue Refunding Bonds (Series 2010 Class 2), 5.625%, 07/15/2047	561,798
4,000,000	[3]	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 1.963%, 03/01/2021	2,917,440
665,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.750%, 06/15/2040	693,728
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.250%, 06/15/2040	2,003,900
2,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2009 S-5), 5.000%, 01/15/2031	1,955,500
3,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2011C), 5.000%, 11/01/2022	3,222,000

Principal Amount or Shares		Value
$5,000,000	New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,656,800
1,865,000	New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2009B-1), 5.250%, 03/15/2038	1,869,774
5,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.000%, 11/15/2029	5,018,850
	TOTAL	24,102,146
	North Carolina – 1.6%
2,750,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.000%, 01/01/2026	2,630,045
1,000,000	North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	947,040
2,000,000	North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,553,640
625,000	North Carolina Municipal Power Agency No. 1, Electric Revenue Refunding Bonds (Series 2009A), 5.000%, 01/01/2030	612,244
1,535,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,669,220
	TOTAL	7,412,189
	Ohio – 2.8%
2,850,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,089,428
1,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	1,212,019
2,545,000	Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	2,548,690
1,000,000	Ohio State Higher Educational Facility Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,003,810
4,000,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Refunding Revenue Bonds (Series 2010C), 5.000%, 06/01/2020	4,501,840
375,000	Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	333,983
400,000	Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	439,004
	TOTAL	13,128,774
	Oklahoma – 0.2%
1,000,000	Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	944,470
	Pennsylvania – 3.0%
300,000	Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,225
1,300,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,312,883
1,000,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.500%, 05/01/2017	1,022,490
4,120,000	Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	4,035,746
1,000,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	963,390
2,500,000	Northampton County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,280,750
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	236,417
500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	500,585
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	2,947,290
500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	396,140
	TOTAL	13,995,916
	Puerto Rico – 0.6%
3,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.000%, 08/01/2042	2,990,730
	South Carolina – 1.1%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,296,030

Principal Amount or Shares		Value
$715,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	538,023
2,500,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.500%, 01/01/2038	2,582,425
	TOTAL	5,416,478
	South Dakota – 0.8%
4,020,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	3,862,939
	Texas – 3.7%
1,545,000	Bexar County, HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,276,525
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	935,030
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	3,976,552
2,500,000	Love Field Airport Modernization Corporation, TX, (Southwest Airlines Co.), Special Facilities Revenue Bonds (Series 2010), 5.250%, 11/01/2040	2,197,325
1,000,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.750%, 05/15/2023	1,049,580
500,000	North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	508,030
500,000	Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (National Public Finance Guarantee Corporation INS), 03/01/2018	516,225
250,000	Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	81,328
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,579,840
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, 12/15/2026	2,750,630
2,865,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	2,828,901
	TOTAL	17,699,966
	Virginia – 1.3%
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,168,603
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,171,884
	TOTAL	6,340,487
	Washington – 3.7%
1,160,000	Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,176,426
1,890,000	King County, WA Sewer System, Sewer Revenue Bonds (Series 2011), 5.250%, 01/01/2027	1,974,615
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	3,595,578
1,000,000	Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley Hospital), 5.500%, (National Public Finance Guarantee Corporation INS), 12/01/2023	1,028,150
4,980,000	Washington State Health Care Facilities Authority, (Highline Medical Center), FHA Insured Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	5,203,901
1,750,000	Washington State Health Care Facilities Authority, (Kadlec Regional Medical Center), Revenue Bonds (Series 2010), 5.500%, 12/01/2039	1,426,390
2,965,000	Washington State, UT GO Bonds (Series 2007A), 5.000%, 07/01/2031	2,979,410
	TOTAL	17,384,470
	West Virginia – 0.7%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	809,700
2,900,000	Pleasants County, WV County Commission, (Allegheny Energy Supply Company LLC), PCR Revenue Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,495,276
	TOTAL	3,304,976
	Wisconsin – 1.5%
2,265,000	Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Treasury and Agency PRF), 06/01/2027	2,372,655

Principal Amount or Shares		Value
$4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	4,850,807
	TOTAL	7,223,462
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $254,818,644)	246,308,962
	SHORT-TERM MUNICIPALS – 3.5%;4
	Florida – 0.9%
4,250,000	Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital), (SunTrust Bank LOC), 0.750%, 2/1/2011	4,250,000
	Illinois – 1.6%
7,500,000	Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network), (Bank of America N.A. LIQ), 0.290%, 2/2/2011	7,500,000
	Michigan – 0.7%
650,000	Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids), (Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	650,000
2,500,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC), (Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	2,500,000
	TOTAL	3,150,000
	New York – 0.1%
600,000	New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 2/1/2011	600,000
	Ohio – 0.2%
800,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle), (Key Bank, N.A. LOC), 0.600%, 2/1/2011	800,000
	TOTAL SHORT-TERM MUNICIPALS (AT COST)	16,300,000
	TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $467,590,154)[5]	471,933,441
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	642,388
	TOTAL NET ASSETS — 100%	$472,575,829

At January 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
2/1/2011	1,362,641 Canadian Dollar	$1,364,005	$(3,201)
2/2/2011	3,453,084 Canadian Dollar	$3,454,466	$(6,037)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(9,238)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

At January 31, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $513,810 which represented 0.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $513,810 which represented 0.1% of total net assets.
3	Denotes variable rate and floating rate obligations for which the current rate is shown.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At January 31, 2011, the cost of investments for federal tax purposes was $467,565,926. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $4,367,515. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,204,674 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,837,159.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$147,583,800	$ —	$ —	$147,583,800
International	61,740,679	—	—	61,740,679
Debt Securities:
Municipal Bonds	—	246,308,962	—	246,308,962
Short-Term Municipals	—	16,300,000	—	16,300,000
TOTAL SECURITIES	$209,324,479	$262,608,962	$ —	$471,933,441
OTHER FINANCIAL INSTRUMENTS*	$(9,238)	$ —	$ —	$(9,238)
*	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PRF	— Prerefunded
SID	— Special Improvement District
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Income Securities Trust

By                      /S/ Richard A. Novak_

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 23, 2011

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011